RS International Fund
RS International Fund (formerly “RS International Growth Fund”)
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 115 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 38 of the Fund’s statement of additional information.
Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees RS International Fund	Class A		Class C		Class K	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Annual Fund Operating Expenses RS International Fund		Class A	Class C	Class K	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses	[1]	0.56%	0.75%	0.54%	0.21%
Total Annual Fund Operating Expenses	[2]	1.61%	2.55%	1.99%	1.01%
Fee Waiver/Expense Reimbursement	[2]	(0.21%)	none	(0.03%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.40%	2.55%	1.96%	1.01%
[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2013.
[2]	RS Investments has contractually agreed to pay or reimburse the Fund's expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.40% for Class A shares, 2.65% for Class C shares, 1.96% for Class K shares, and 1.15% for Class Y shares. This expense limitation will continue through April 30, 2015 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example RS International Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	611	358	199	103
3 Years	939	794	622	322
5 Years	1,291	1,356	1,070	558
10 Years	2,279	2,885	2,314	1,236

Assuming No Redemption
Expense Example, No Redemption RS International Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	611	258	199	103
3 Years	939	794	622	322
5 Years	1,291	1,356	1,070	558
10 Years	2,279	2,885	2,314	1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia/Pacific region (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund’s investment team believes it would be appropriate to do so.

The Fund’s investment team employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The investment team seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, and attractive valuations, and that enjoy favorable market sentiment. The Fund’s investment team monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.
  Equity Securities Risk
  The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.
  Foreign Securities Risk
  Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
  Currency Risk
  Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
  Small Companies Risk
  Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Emerging Market Risk
  Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.
  Liquidity Risk
  Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Cash Position Risk
  To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Overweighting Risk
  Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.
  Underweighting Risk
  If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
  Portfolio Turnover Risk
  Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on July 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.
Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 25.30% Worst Quarter Fourth Quarter 2008 -23.14%
Average Annual Total Returns (PERIODS ENDED 12/31/13)
Average Annual Total Returns RS International Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Feb. 16, 1993	10.07%	11.99%	6.52%	6.07%
Class A Shares Return After Taxes on Distributions	Feb. 16, 1993	(5.96%)	8.33%	4.58%	4.57%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Feb. 16, 1993	7.04%	8.01%	4.42%	4.52%
Class A Shares MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	Jan. 31, 1993	23.29%	12.96%	7.39%	7.25%	[1]
Class C Shares	Aug. 07, 2000	13.57%	12.17%	6.17%	1.61%
Class C Shares MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	Aug. 07, 2000	23.29%	12.96%	7.39%	4.32%
Class K Shares	May 15, 2001	14.93%	12.65%	6.71%	4.09%
Class K Shares MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	May 15, 2001	23.29%	12.96%	7.39%	5.91%
Class Y Shares	Mar. 09, 2009	16.29%			19.59%
Class Y Shares MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	Mar. 09, 2009	23.29%			19.79%
[1]	Since inception returns for MSCI EAFE Index (Gross) shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.